Investment Securities - Investment Securities (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Contractual Maturities of Investment Securities [Abstract]
Federal statutory rate	35.00%
Weighted-average maturity of available-for-sale investment securities	4 years 8 months 12 days	4 years 3 months 18 days
Weighted-average yield of available-for-sale investment securities	2.21%	2.32%
Weighted-average maturity of held-to-maturity investment securities	4 years 2 months 12 days	4 years
Weighted-average yield of held-to-maturity investment securities	1.92%	1.92%